Segment information - Net sales by product (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of operating segments [line items]
Net sales	R$ 16,515,544	R$ 12,153,145	R$ 39,074,093	R$ 37,001,961
Pulp
Disclosure of operating segments [line items]
Information about major customers	10.80			11.06
Paper and Packaging
Disclosure of operating segments [line items]
Information about major customers	16.40			10.70
Total of products
Disclosure of operating segments [line items]
Net sales			39,074,093	R$ 37,001,961
Market pulp (1)
Disclosure of operating segments [line items]
Net sales			27,075,152	28,522,725
Printing and writing paper
Disclosure of operating segments [line items]
Net sales			3,844,689	3,870,255
Consumer goods products
Disclosure of operating segments [line items]
Net sales			6,429,653	2,115,443
Paperboard
Disclosure of operating segments [line items]
Net sales			2,646,317	3,036,987
Other
Disclosure of operating segments [line items]
Net sales			24,811	29,778
Intersegment Eliminations
Disclosure of operating segments [line items]
Net sales			R$ (946,529)	R$ (573,227)
Fluff pulp
Disclosure of operating segments [line items]
Percentage of entity's revenue			0.60%	0.70%